Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of notes payable

	September 30,	December 31,
	2017	2016
Notes payable to insurance finance company	$—	$11
Notes payable to vehicle companies	—	440
Total notes payable	—	451
Less: current maturities	—	(169)
Notes payable, net of current portion	$—	$282

Solaris LLC | Notes payable
Schedule of notes payable

As of December 31,	2016	2015
Notes payable to insurance finance company. Monthly installments of $14 including interest rate of 3.9%, with final payment due in February 2016.	$—	$27
Notes payable to insurance finance company. Monthly installments of $11 including interest rate of 4.4%, with final payment due in January 2017	11	—
Notes payable to vehicle companies. Monthly installments range from $0.2 to $0.7 including interest rates ranging from 0% to 6.6%, maturing at various dates through August 2020, and secured by vehicles	440	238
Total notes payable	451	265
Less: current maturities	(169)	(91)
Notes payable, net of current portion	$282	$174

Schedule of aggregate maturities of notes payable

Year Ending December 31,	Amount
2017	$169
2018	162
2019	112
2020	8
2021	—
Total payments	451
Less: current portion	(169)
Long-term notes payable, net of current portion	$282